Provision for legal and administrative proceedings (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	R$ 21,351,995	R$ 20,123,806
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	1,512,495	1,418,874
Civil Contingent Liability 1 [Member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	140,934	141,858
Civil Contingent Liability 2 [Member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	350,187	293,203
Civil Contingent Liability 3 [Member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	480,094	455,481
Civil Contingent Liability 4 [Member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	260,431	230,360
Civil Contingent Liability 5 [Member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	119,669	116,613
Other contingent liabilities [member] | Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 161,180	R$ 181,359